Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	C & F FINANCIAL CORPORATION
Entity Central Index Key	0000913341
Amendment Flag	false